Parent Company Financial Statements - Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses
Professional services	$ 15,805	$ 21,283	$ 15,675
Charitable contributions	0	0	95,272
Other	26,238	6,313	23,239
Total noninterest expense	388,649	360,955	429,491
Income tax expense (benefit)	51,719	30,464	7,778
Net income	199,759	154,665	22,738
Parent
Income
Interest income	15	0	0
Expenses
Professional services	899	7,393	1,485
Charitable contributions	0	0	91,287
Other	3,070	222	151
Total noninterest expense	3,969	7,615	92,923
Loss before income taxes and equity in undistributed income of subsidiaries	(3,954)	(7,615)	(92,923)
Income tax expense (benefit)	269	(11,344)	(13,933)
(Loss) income before equity in undistributed income of subsidiaries	(4,223)	3,729	(78,990)
Equity in undistributed income of subsidiaries	203,982	150,936	101,728
Net income	$ 199,759	$ 154,665	$ 22,738